Capital Stock - Summary of Changes in Capital Stock Issued and Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of classes of share capital [line items]
Ending balance	81,498,740
Ending balance	$ 260.6
Subordinate voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	42,652,906	42,410,974
Issued upon exercise of stock options	1,668,032	718,232
Issued in exchange of multiple voting shares	936,692	2,000,000
Repurchased under the SIB	(3,381,641)
Repurchased under the NCIB	(3,332,228)	(2,476,300)
Ending balance	38,543,761	42,652,906
Beginning balance	$ 206.8	$ 186.9
Issued upon exercise of stock options	86.1	31.3
Issued in exchange of multiple voting shares	0.1	0.1
Repurchased under the SIB	(18.7)
Repurchased under the NCIB	(17.2)	(11.5)
Ending balance	$ 257.1	$ 206.8
Multiple voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	43,891,671	45,891,671
Issued in exchange of multiple voting shares	(936,692)	(2,000,000)
Ending balance	42,954,979	43,891,671
Beginning balance	$ 3.6	$ 3.7
Exchanged for subordinate voting shares	(0.1)	(0.1)
Ending balance	$ 3.5	$ 3.6